BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($) $ in Millions	1 Months Ended
	Feb. 28, 2026	Dec. 31, 2025
Disclosure of voluntary change in accounting policy [line items]
Cash on hand		$ 1,732
Ukraine
Disclosure of voluntary change in accounting policy [line items]
Cash on hand		458
VEON - Syndicated Loan
Disclosure of voluntary change in accounting policy [line items]
Facility amount		210
VEON - Syndicated Loan | Entering into significant commitments or contingent liabilities
Disclosure of voluntary change in accounting policy [line items]
Proceeds from borrowings net of fees paid	$ 132
VEON - Private Bond Placements
Disclosure of voluntary change in accounting policy [line items]
Notional amount		$ 200
VEON - Private Bond Placements | Entering into significant commitments or contingent liabilities
Disclosure of voluntary change in accounting policy [line items]
Proceeds from borrowings net of fees paid	$ 140